Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Ordinary Shares
a.	Ordinary shares

	December 31,		December 31,		December 31,
	2018		2019		2020
Number of shares authorized		500,000,000		500,000,000		500,000,000
Authorized share capital	NT$	5,000,000,000	NT$	5,000,000,000	US$	5,000,000
Authorized par value of per share	NT$	10.00	NT$	10.00	US$	0.01
Number of outstanding shares issued and fully paid		160,248,940		189,954,970		209,675,470
Amount of outstanding shares issued and fully paid		$51,627,219		$61,366,844		$61,826,237